Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and supplies	$ 42,366	$ 51,524
Work in progress	57,616		$ 33,068
Finished goods	59		244
Inventory reserves	(3,467)	$ (10,403)
Total Balance	$ 96,574		$ 74,433